QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 27, 2013
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

NOTE P

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 27, 2013, and October 28, 2012.

(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Net Earnings Attributable to Hormel Foods Corporation(1)	Basic Earnings Per Share(2)	Diluted Earnings Per Share(2)
2013
First quarter	$2,116,241	$344,193	$131,045	$129,716	$0.49	$0.48
Second quarter	2,152,686	352,801	126,641	125,520	0.47	0.46
Third quarter	2,159,525	330,306	113,905	113,635	0.43	0.42
Fourth quarter	2,323,202	385,516	158,485	157,340	0.60	0.58
2012
First quarter	$2,039,439	$337,409	$129,333	$128,395	$0.49	$0.48
Second quarter	2,012,859	335,607	128,935	127,887	0.49	0.48
Third quarter	2,008,188	307,056	112,407	111,167	0.42	0.41
Fourth quarter	2,170,184	351,779	134,286	132,601	0.50	0.49

(1)   Excludes net earnings attributable to the Company’s noncontrolling interests.

(2)   Quarterly amounts are independently computed and may not add to the annual amounts.